Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating segment
Revenue	$ 60,389	$ 46,481	$ 23,939
Taxes on revenues	(1,399)	(1,188)	(628)
Net operating revenues	58,990	45,293	23,311
Costs and expenses	(24,756)	(20,338)	(14,532)
Operating profit	34,234	24,955	8,779
Depreciation, depletion and amortization	(4,122)	(3,260)	(2,722)
Operating income	30,112	21,695	6,057
Property, plant and equipment, net	88,895	83,096	67,637
Additions to property, plant and equipment	16,075	12,647	8,096
Investments	8,093	4,497	4,585
Bulk Material
Operating segment
Revenue	44,948	34,478	15,205
Taxes on revenues	(816)	(701)	(311)
Net operating revenues	44,132	33,777	14,894
Costs and expenses	(14,299)	(11,177)	(7,051)
Operating profit	29,833	22,600	7,843
Depreciation, depletion and amortization	(1,847)	(1,536)	(1,205)
Operating income	27,986	21,064	6,638
Property, plant and equipment, net	39,432	35,193	24,692
Additions to property, plant and equipment	9,351	4,895	3,923
Investments	1,348	1,388	1,400
Bulk Material | Iron ore
Operating segment
Revenue	35,008	26,384	12,831
Taxes on revenues	(494)	(366)	(172)
Net operating revenues	34,514	26,018	12,659
Costs and expenses	(9,066)	(7,364)	(4,956)
Operating profit	25,448	18,654	7,703
Depreciation, depletion and amortization	(1,418)	(1,307)	(1,044)
Operating income	24,030	17,347	6,659
Property, plant and equipment, net	32,944	30,412	21,736
Additions to property, plant and equipment	7,409	4,015	3,361
Investments	112	107	107
Bulk Material | Pellets
Operating segment
Revenue	8,150	6,402	1,352
Taxes on revenues	(266)	(266)	(92)
Net operating revenues	7,884	6,136	1,260
Costs and expenses	(3,261)	(2,515)	(1,165)
Operating profit	4,623	3,621	95
Depreciation, depletion and amortization	(196)	(110)	(76)
Operating income	4,427	3,511	19
Property, plant and equipment, net	2,074	1,445	947
Additions to property, plant and equipment	624	353	84
Investments	997	1,058	1,050
Bulk Material | Manganese
Operating segment
Revenue	171	258	145
Taxes on revenues	(8)	(7)	(2)
Net operating revenues	163	251	143
Costs and expenses	(187)	(136)	(103)
Operating profit	(24)	115	40
Depreciation, depletion and amortization	(15)	(10)	(9)
Operating income	(39)	105	31
Property, plant and equipment, net	81	24	25
Additions to property, plant and equipment	137	2	4
Bulk Material | Ferroalloys
Operating segment
Revenue	561	664	372
Taxes on revenues	(48)	(62)	(45)
Net operating revenues	513	602	327
Costs and expenses	(407)	(306)	(278)
Operating profit	106	296	49
Depreciation, depletion and amortization	(54)	(26)	(15)
Operating income	52	270	34
Property, plant and equipment, net	252	292	261
Additions to property, plant and equipment	40	26	112
Bulk Material | Coal
Operating segment
Revenue	1,058	770	505
Net operating revenues	1,058	770	505
Costs and expenses	(1,378)	(856)	(549)
Operating profit	(320)	(86)	(44)
Depreciation, depletion and amortization	(164)	(83)	(61)
Operating income	(484)	(169)	(105)
Property, plant and equipment, net	4,081	3,020	1,723
Additions to property, plant and equipment	1,141	499	362
Investments	239	223	243
Base Metals
Operating segment
Revenue	9,627	8,200	6,679
Taxes on revenues	(28)	(61)	(56)
Net operating revenues	9,599	8,139	6,623
Costs and expenses	(6,735)	(6,132)	(5,731)
Operating profit	2,864	2,007	892
Depreciation, depletion and amortization	(1,572)	(1,359)	(1,322)
Operating income	2,805	648	(430)
Property, plant and equipment, net	33,275	32,597	32,757
Additions to property, plant and equipment	3,879	3,294	2,165
Investments	3,616	265	253
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	8,118	4,712	3,947
Net operating revenues	8,118	4,712	3,947
Costs and expenses	(5,558)	(3,402)	(3,292)
Operating profit	2,560	1,310	655
Depreciation, depletion and amortization	(1,487)	(1,145)	(1,016)
Operating income	1,073	165	(361)
Property, plant and equipment, net	29,097	28,623	23,967
Additions to property, plant and equipment	2,637	1,880	1,464
Investments	11	23	30
Base Metals | Copper concentrate
Operating segment
Revenue	1,126	934	682
Taxes on revenues	(23)	(29)	(19)
Net operating revenues	1,103	905	663
Costs and expenses	(873)	(621)	(470)
Operating profit	230	284	193
Depreciation, depletion and amortization	(84)	(87)	(71)
Operating income	146	197	122
Property, plant and equipment, net	4,178	3,579	4,127
Additions to property, plant and equipment	1,226	1,072	558
Investments	234	90	80
Base Metals | Aluminum products.
Operating segment
Revenue	383	2,554	2,050
Taxes on revenues	(5)	(32)	(37)
Net operating revenues	378	2,522	2,013
Costs and expenses	(304)	(2,109)	(1,969)
Operating profit	74	413	44
Depreciation, depletion and amortization	(1)	(127)	(235)
Operating income	73	286	(191)
Property, plant and equipment, net		395	4,663
Additions to property, plant and equipment	16	342	143
Investments	3,371	152	143
Fertilizers
Operating segment
Revenue	3,547	1,845	413
Taxes on revenues	(225)	(106)	(17)
Net operating revenues	3,322	1,739	396
Costs and expenses	(2,632)	(1,635)	(187)
Operating profit	690	104	209
Depreciation, depletion and amortization	(458)	(200)	(29)
Operating income	232	(96)	180
Property, plant and equipment, net	9,827	8,989	159
Additions to property, plant and equipment	1,028	843
Fertilizers | Potash
Operating segment
Revenue	287	280	413
Taxes on revenues	(14)	(11)	(17)
Net operating revenues	273	269	396
Costs and expenses	(315)	(269)	(187)
Operating profit	(42)		209
Depreciation, depletion and amortization	(45)	(29)	(29)
Operating income	(87)	(29)	180
Property, plant and equipment, net	2,137	474	159
Additions to property, plant and equipment	532	355
Fertilizers | Phosphates
Operating segment
Revenue	2,395	1,211
Taxes on revenues	(95)	(47)
Net operating revenues	2,300	1,164
Costs and expenses	(1,760)	(1,070)
Operating profit	540	94
Depreciation, depletion and amortization	(297)	(121)
Operating income	243	(27)
Property, plant and equipment, net	6,430	7,560
Additions to property, plant and equipment	316	438
Fertilizers | Nitrogen
Operating segment
Revenue	782	337
Taxes on revenues	(103)	(43)
Net operating revenues	679	294
Costs and expenses	(557)	(285)
Operating profit	122	9
Depreciation, depletion and amortization	(116)	(50)
Operating income	6	(41)
Property, plant and equipment, net	896	809
Additions to property, plant and equipment	180	47
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	83	17
Taxes on revenues	(13)	(5)
Net operating revenues	70	12
Costs and expenses		(11)
Operating profit	70	1
Operating income	70	1
Property, plant and equipment, net	364	146
Additions to property, plant and equipment		3
Logistic
Operating segment
Revenue	1,726	1,466	1,104
Taxes on revenues	(270)	(230)	(175)
Net operating revenues	1,456	1,235	929
Costs and expenses	(1,318)	(965)	(694)
Operating profit	138	270	235
Depreciation, depletion and amortization	(229)	(146)	(126)
Operating income	(91)	124	109
Property, plant and equipment, net	4,368	2,322	3,590
Additions to property, plant and equipment	868	943	940
Investments	665	646	593
Logistic | Railroads
Operating segment
Revenue	1,265	1,107	838
Taxes on revenues	(222)	(183)	(137)
Net operating revenues	1,043	924	701
Costs and expenses	(1,003)	(716)	(524)
Operating profit	40	208	177
Depreciation, depletion and amortization	(179)	(123)	(97)
Operating income	(139)	85	80
Property, plant and equipment, net	1,307	1,278	1,045
Additions to property, plant and equipment	213	160	96
Investments	551	511	468
Logistic | Ports
Operating segment
Revenue	461	353	264
Taxes on revenues	(48)	(47)	(38)
Net operating revenues	413	306	226
Costs and expenses	(315)	(236)	(161)
Operating profit	98	70	65
Depreciation, depletion and amortization	(50)	(23)	(29)
Operating income	48	47	36
Property, plant and equipment, net	576	297	1,441
Additions to property, plant and equipment	347	36	106
Logistic | Ships
Operating segment
Revenue		5	2
Net operating revenues		5	2
Costs and expenses		(13)	(9)
Operating profit		(8)	(7)
Operating income		(8)	(7)
Property, plant and equipment, net	2,485	747	1,104
Additions to property, plant and equipment	308	747	738
Investments	114	135	125
Others
Operating segment
Revenue	541	493	538
Taxes on revenues	(60)	(90)	(69)
Net operating revenues	481	403	469
Costs and expenses	(1,285)	(429)	(869)
Operating profit	(804)	(26)	(400)
Depreciation, depletion and amortization	(16)	(19)	(40)
Operating income	(820)	(45)	(440)
Property, plant and equipment, net	1,993	3,995	6,439
Additions to property, plant and equipment	949	2,672	1,068
Investments	2,464	2,198	2,339
Gain on Sale of Assets
Operating segment
Costs and expenses	1,513
Operating profit	1,513
Operating income	$ 1,513